Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities
Loss for the Year	€ (151,792)	€ (112,071)	€ (62,800)
Adjustments for:
Amortization and depreciation	37,873	28,443	18,890
Impairment of assets	26,415
Expected credit loss for trade and other receivables	2,088	1,893	3,873
Impairments of inventories	6,318	999	1,575
Impairments of financial assets	0	0	1,411
Change in provisions	156	2,426	1,737
Government grants	(1,198)	(1,706)	(718)
Financial income	(1,945)	(1,472)	(2,307)
Financial expenses	23,680	15,247	6,743
Change in fair value of derivative warrant liabilities	(1,081)	(6,476)	(80,748)
Exchange differences	4,044	(1,466)	3,618
Income tax credit	(6,723)	(703)	(4,926)
Share based payments expense	3,826	16,672	32,625
Results from disposals of property, plant and equipment	1,384
Share of loss of equity accounted associates	0		330
Negative Goodwill	0	(11,166)
Proceeds from government grants	6,374	6,329	479
Changes in
- inventories	11,677	23,553	(73,622)
- trade and other financial receivables	10,580	2,703	(11,801)
- other assets	(19,125)	1,227	7,297
- trade and other financial payables	(6,127)	(30,417)	21,723
- contract liabilities	2,044	1,885	329
Net cash used in operating activities	(51,532)	(64,100)	(136,292)
Cash flows from Investing Activities
Investment in equity-accounted investees	0		(714)
Loans granted to equity-accounted investees	0		(140)
Acquisition of intangible assets	(27,247)	(32,178)	(27,384)
Acquisition of property, plant and equipment	(8,244)	(12,236)	(37,795)
Acquisition of financial assets at fair value through profit or loss	0		(12,450)
Proceeds from sale of financial assets at fair value through profit or loss	0	248	64,994
Acquisition of subsidiaries, net of cash acquired	(3,970)	(9,979)	(470)
Net cash used in investing activities	(39,461)	(54,145)	(13,959)
Cash flows from Financing Activities
Proceeds from loans	759,526	419,471	291,204
Repayments of loans	(770,956)	(337,977)	(218,902)
Repayments of related parties loans	0		(42)
Interest paid of convertible bonds	0		(223)
Payment of principal portion of lease liabilities	(5,846)	(2,809)	(2,191)
Payment of interest on lease liabilities	(1,911)	(1,341)	(1,267)
Interest and bank fees paid	(19,639)	(18,908)	(3,199)
Net cash from financing activities	2,955	140,631	111,747
Net increase in cash and cash equivalents	(88,038)	22,386	(38,504)
Cash and cash equivalents at beginning of year	101,158	83,308	113,865
Exchange gains/(losses)	6,916	(4,536)	7,947
Cash and cash equivalents at 31 December	20,036	101,158	83,308
ATM [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	43	6,106
Private Placement [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	41,405	74,242	41,726
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	€ 333	€ 1,847	€ 4,641